Consolidated Balance Sheets (Parentheticals) ¥ in Thousands		Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Accounts receivable, net of allowance		¥ 7,803	¥ 32,647
Accounts payable of the consolidated VIEs		7,089	95,263
Accrued expenses and other current liabilities of the consolidated VIEs		13,839	126,457
Due to related parties, current of the consolidated VIEs		71,969	2,402
Advance workspace membership fee of the consolidated VIEs		4,715	17,730
Contract liabilities of the consolidated VIEs		108	5,079
Income tax payable of the consolidated VIEs			2,726
Deferred tax liability of the consolidated VIEs			3,204
Lease liabilities, current of the consolidated VIEs		7,984	36,582
Long-term borrowings of the consolidated VIEs			129,548
Refundable deposits from members, non-current of the consolidated VIEs		5,098	9,185
Lease liabilities, non-current of the consolidated VIEs		20,977	70,628
Warrant liabilities of the consolidated VIEs
Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares) | shares	[1]	20,000,000	20,000,000
Ordinary shares, issued (in Shares) | shares	[1]	2,024,460	611,778
Ordinary shares, outstanding (in Shares) | shares	[1]	2,024,460	611,778
Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares) | shares	[1]	5,000,000	5,000,000
Ordinary shares, issued (in Shares) | shares	[1]	119,387	39,387
Ordinary shares, outstanding (in Shares) | shares	[1]	119,387	39,387

[1]	Par value of ordinary shares and share data have been retroactively restated to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.